Basis of Preparation and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Summary of Gold Royalty Corp. and its Wholly-Owned Subsidiaries

The consolidated financial statements include the financial statements of Gold Royalty Corp. and its wholly-owned subsidiaries:

			% Equity Interest as at
Name of subsidiary	Country of Incorporation	Functional Currency	December 31, 2023	December 31, 2022
Gold Royalty U.S. Corp	USA	U.S. dollar	100%	100%
Ely Gold Royalties Inc.	Canada	U.S. dollar	100%	100%
1320505 B.C. Ltd	Canada	U.S. dollar	100%	100%
Nevada Select Royalty, Inc.	USA	U.S. dollar	100%	100%
Ren Royalties LLC	USA	U.S. dollar	100%	100%
VEK Associates	USA	U.S. dollar	100%	100%
DHI Minerals (U.S.) Ltd	USA	U.S. dollar	100%	100%
Golden Valley Abitibi Royalties Ltd	Canada	U.S. dollar	100%	100%
Calone Mining Ltd.	Canada	U.S. dollar	100%	100%
Abitibi Royalties USA Inc.	USA	U.S. dollar	100%	100%
1398464 B.C. Ltd	Canada	U.S. dollar	100%	Incorporated in 2023
Gold Royalty Holdings Ltd.	Canada	U.S. dollar	100%	Incorporated in 2023
Groyco Mex. S.A. de C.V.	Mexico	U.S. dollar	100%	Acquired in 2023

Disclosure of fair value of financial instruments [text block]

All financial instruments are initially recorded at fair value and designated as follows:

Financial Assets	Classification
Cash and cash equivalents	Financial assets at amortized cost
Short-term investments	FVTPL
Gold-linked loan	FVTPL
Accounts receivable	Financial assets at amortized cost
Long-term investments	FVTOCI

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Lease obligation	Financial liabilities at amortized cost
Derivative liabilities	FVTPL
Convertible debentures	Financial liabilities at amortized cost
Embedded derivatives	FVTPL
Government loan	Financial liabilities at amortized cost
Bank loan	Financial liabilities at amortized cost